Note 7 - Net Foreign Exchange (Loss) Gain - Sensitivity Analysis (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement Line Items [Line Items]
Net foreign exchange (losses) gains	$ (2,014)	$ (3,610)	$ (6,153)	$ (2,077)
Currency risk, weakening by 10 percent [member]
Statement Line Items [Line Items]
Net foreign exchange (losses) gains			(638)
Currency risk, strengthening by 10 percent [member]
Statement Line Items [Line Items]
Net foreign exchange (losses) gains			975
Cash and cash equivalents 1 [member] | Currency risk, weakening by 10 percent [member]
Statement Line Items [Line Items]
Financial assets			2,874
Cash and cash equivalents 1 [member] | Currency risk, strengthening by 10 percent [member]
Statement Line Items [Line Items]
Financial assets			3,513
Sales receivables (member) | Currency risk, weakening by 10 percent [member]
Statement Line Items [Line Items]
Financial assets			1,421
Sales receivables (member) | Currency risk, strengthening by 10 percent [member]
Statement Line Items [Line Items]
Financial assets			1,736
Value added tax receivables [member] | Currency risk, weakening by 10 percent [member]
Statement Line Items [Line Items]
Financial assets			1,436
Value added tax receivables [member] | Currency risk, strengthening by 10 percent [member]
Statement Line Items [Line Items]
Financial assets			1,755
Trade receivables [member] | Currency risk, weakening by 10 percent [member]
Statement Line Items [Line Items]
Financial assets			1,822
Trade receivables [member] | Currency risk, strengthening by 10 percent [member]
Statement Line Items [Line Items]
Financial assets			2,227
Trade and other payables [member] | Currency risk, weakening by 10 percent [member]
Statement Line Items [Line Items]
Financial liabilities			(87)
Trade and other payables [member] | Currency risk, strengthening by 10 percent [member]
Statement Line Items [Line Items]
Financial liabilities			(106)
Income tax payable [member] | Currency risk, weakening by 10 percent [member]
Statement Line Items [Line Items]
Financial liabilities			(1,083)
Income tax payable [member] | Currency risk, strengthening by 10 percent [member]
Statement Line Items [Line Items]
Financial liabilities			$ (1,324)